Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000005587
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%	5.58%	7.87%
C000005589
Average Annual Return [Line Items]
Average Annual Return, Percent	9.24%	5.94%	7.78%
Without Sales Load [Member] | C000199787
Average Annual Return [Line Items]
Average Annual Return, Percent	11.31%	7.05%	8.78%
Without Sales Load [Member] | C000005591
Average Annual Return [Line Items]
Average Annual Return, Percent	10.65%	6.40%	8.03%
Without Sales Load [Member] | C000005590
Average Annual Return [Line Items]
Average Annual Return, Percent	11.19%	6.99%	8.69%
Without Sales Load [Member] | C000005587
Average Annual Return [Line Items]
Average Annual Return, Percent	10.96%	6.72%	8.45%
Without Sales Load [Member] | C000005589
Average Annual Return [Line Items]
Average Annual Return, Percent	10.18%	5.94%	7.78%
MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.23%	9.05%	9.66%
MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.23%	9.05%	9.66%
MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.23%	9.05%	9.66%
MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.23%	9.05%	9.66%
MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.23%	9.05%	9.66%